Subsequent and relevant events (Tables)	12 Months Ended
Dec. 31, 2022
Subsequent and relevant events
Schedule of refinancing and financing strategy

Term	10 years
Transaction date	January 10, 2023
Compliance date	January 13, 2023
Maturity	January 13, 2033
Face amount	US$2,000 million
Price	99.187
Yield	9.000%
Coupon rate	8.875%
Periodicity	Semiannual
Rating (Moody’s/S&P/Fitch)	Baa3 / BB+ / BB+